Consolidated Balance Sheets (Restated) (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred shares, par value
Preferred shares, authorized	Unlimited	Unlimited
Common shares, par value
Common shares, authorized	Unlimited	Unlimited
Common shares, shares issued	1,005,535,530	739,382,976
Common shares, shares outstanding	1,005,535,530	739,382,976